Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 38,395	¥ 38,105
Securities lending transactions	[1]	1,675	1,350
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		6,556	6,167
Securities lending transactions		77	102
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		29,467	28,757
Securities lending transactions		302	19
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		734	913
Securities lending transactions		0	0
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		902	1,609
Securities lending transactions		1,296	1,229
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		736	658
Securities lending transactions		¥ 0	¥ 0

[1]	The above table does not include securities-for-securities lending transactions of ¥71 billion at March 31, 2024 and ¥125 billion at March 31, 2025, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.